Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of operating results by Segment
Segment Information
The Corporation is a financial holding company headquartered in Newark, Ohio. The operating segments for the Corporation are PNB, SEPH and GFSC.

GAAP requires management to disclose information about the different types of business activities in which a company engages and also information on the different economic environments in which a company operates, so that the users of the financial statements can better understand a company’s performance, better understand the potential for future cash flows, and make more informed judgments about the company as a whole. Park’s current operating segments are in line with GAAP as: (i) discrete financial information is available for each operating segment and (ii) the segments are aligned with internal reporting to Park’s Chief Executive Officer and President, who is the chief operating decision-maker.

Operating results for the year ended December 31, 2018 (In thousands)
	PNB	GFSC	SEPH	All Other	Total
Net interest income	$258,547	$5,048	$2,611	$692	$266,898
Provision for (recovery of) loan losses	7,569	1,328	(952)	—	7,945
Other income	88,981	187	5,900	6,033	101,101
Other expense	206,843	3,245	4,049	14,618	228,755
Income (loss) before income taxes	133,116	662	5,414	(7,893)	131,299
Income tax expense (benefit)	23,644	141	1,137	(4,010)	20,912
Net income (loss)	$109,472	$521	$4,277	$(3,883)	$110,387
Balances at December 31, 2018
Assets	$7,753,848	$31,388	$8,428	$10,644	$7,804,308
Loans	5,671,173	32,664	1,636	(13,341)	5,692,132
Deposits	6,334,796	4,142	—	(78,078)	6,260,860

Operating results for the year ended December 31, 2017 (In thousands)
	PNB	GFSC	SEPH	All Other	Total
Net interest income	$235,243	$5,839	$2,089	$588	$243,759
Provision for (recovery of) loan losses	9,898	1,917	(3,258)	—	8,557
Other income	82,742	103	519	3,065	86,429
Other expense	185,891	3,099	5,367	8,805	203,162
Income (loss) before income taxes	122,196	926	499	(5,152)	118,469
Income tax expense (benefit)	34,881	666	1,375	(2,695)	34,227
Net income (loss)	$87,315	$260	$(876)	$(2,457)	$84,242
Balances at December 31, 2017
Assets	$7,467,851	$32,077	$24,902	$12,790	$7,537,620
Loans	5,339,255	33,385	10,891	(11,048)	5,372,483
Deposits	5,896,676	3,449	—	(82,799)	5,817,326

Operating results for the year ended December 31, 2016 (In thousands)
	PNB	GFSC	SEPH	All Other	Total
Net interest income (loss)	$227,576	$5,874	$4,774	$(138)	$238,086
Provision for (recovery of) loan losses	2,611	1,887	(9,599)	—	(5,101)
Other income	79,959	57	3,068	955	84,039
Other expense	182,718	4,515	7,367	9,731	204,331
Income (loss) before income taxes	122,206	(471)	10,074	(8,914)	122,895
Income tax expense (benefit)	37,755	(164)	3,526	(4,357)	36,760
Net income (loss)	$84,451	$(307)	$6,548	$(4,557)	$86,135
Balances at December 31, 2016
Assets	$7,389,538	$32,268	$25,342	$20,438	$7,467,586
Loans	5,234,828	32,661	12,354	(7,986)	5,271,857
Deposits	5,630,199	3,809	—	(112,052)	5,521,956

Schedule of reconciliation of financial information for the reportable segments to the Corporation’s consolidated totals
The following is a reconciliation of financial information for the reportable segments to the Corporation’s consolidated totals:

	2018
(In thousands)	Net Interest Income	Depreciation Expense	Other Expense	Income Taxes	Assets	Deposits
Totals for reportable segments	$266,206	$8,585	$205,552	$24,922	$7,793,664	$6,338,938
Elimination of intersegment items	1,275	—	—	—	(16,521)	(78,078)
Parent Co. totals - not eliminated	(583)	—	14,618	(4,010)	27,165	—
Totals	$266,898	$8,585	$220,170	$20,912	$7,804,308	$6,260,860

	2017
(In thousands)	Net Interest Income	Depreciation Expense	Other Expense	Income Taxes	Assets	Deposits
Totals for reportable segments	$243,171	$8,644	$185,713	$36,922	$7,524,830	$5,900,125
Elimination of intersegment items	1,500	—	—	—	(14,679)	(82,799)
Parent Co. totals - not eliminated	(912)	—	8,805	(2,695)	27,469	—
Totals	$243,759	$8,644	$194,518	$34,227	$7,537,620	$5,817,326

	2016
(In thousands)	Net Interest Income	Depreciation Expense	Other Expense	Income Taxes	Assets	Deposits
Totals for reportable segments	$238,224	$8,396	$186,204	$41,117	$7,447,148	$5,634,008
Elimination of intersegment items	2,164	—	—	—	(9,204)	(112,052)
Parent Co. totals - not eliminated	(2,302)	—	9,731	(4,357)	29,642	—
Totals	$238,086	$8,396	$195,935	$36,760	$7,467,586	$5,521,956